Investment Risks	Oct. 30, 2025
FidelityMunicipalMoneyMarketFund-PRO | Fidelity Municipal Money Market Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityMunicipalMoneyMarketFund-PRO | Fidelity Municipal Money Market Fund | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares.
FidelityMunicipalMoneyMarketFund-PRO | Fidelity Municipal Money Market Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
FidelityMunicipalMoneyMarketFund-PRO | Fidelity Municipal Money Market Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FidelityMunicipalMoneyMarketFund-PRO | Fidelity Municipal Money Market Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FidelityMunicipalMoneyMarketFund-PRO | Fidelity Municipal Money Market Fund | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FidelityMunicipalMoneyMarketFund-PRO | Fidelity Municipal Money Market Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries .
FidelityMunicipalMoneyMarketFund-PRO | Fidelity Municipal Money Market Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a money market security to decrease.
FidelityMunicipalMoneyMarketFund-PRO | Fidelity Municipal Money Market Fund | MunicipalMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
Document Type	485BPOS